[JANUS HENDERSON LOGO]
Janus Henderson High-Yield Fund
Ticker:	JHYAX	Class A Shares	JDHYX	Class S Shares	JHYNX	Class N Shares	JAHYX	Class T Shares
	JDHCX	Class C Shares	JHYFX	Class I Shares	JHYRX	Class R Shares
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objectives
Janus Henderson High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 94 of the Fund’s Prospectus and in the “Purchases” section on page 70 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.13%	0.21%	0.55%	0.17%	0.06%	0.37%	0.31%
Total Annual Fund Operating Expenses	0.97%	1.80%	1.39%	0.76%	0.65%	1.46%	0.90%
Fee Waiver and/or Expense Reimbursement(1)	0.02%	0.11%	0.26%	0.02%	0.02%	0.08%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.95%	1.69%	1.13%	0.74%	0.63%	1.38%	0.88%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.63% for at least a one-year period commencing on October 28, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares
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after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 567	$ 767	$ 984	$ 1,606
Class C Shares	$ 272	$ 556	$ 965	$ 1,888
Class S Shares	$ 115	$ 414	$ 736	$ 1,646
Class I Shares	$ 76	$ 241	$ 420	$ 940
Class N Shares	$ 64	$ 206	$ 360	$ 809
Class R Shares	$ 140	$ 454	$ 790	$ 1,739
Class T Shares	$ 90	$ 285	$ 497	$ 1,106

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 567	$ 767	$ 984	$ 1,606
Class C Shares	$ 172	$ 556	$ 965	$ 1,888
Class S Shares	$ 115	$ 414	$ 736	$ 1,646
Class I Shares	$ 76	$ 241	$ 420	$ 940
Class N Shares	$ 64	$ 206	$ 360	$ 809
Class R Shares	$ 140	$ 454	$ 790	$ 1,739
Class T Shares	$ 90	$ 285	$ 497	$ 1,106

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield securities rated below investment grade (also known as “junk” bonds). Securities rated below investment grade may include their unrated equivalents or other high-yielding securities portfolio management believes offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities. The Fund may also invest in money market instruments and foreign debt securities. The Fund may also invest in floating rate obligations, such as collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.
Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In particular, the Fund may invest in swaps, including index credit default swaps, to increase or decrease the Fund’s exposure to a particular market.
Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data,
2 | Janus Investment Fund

and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:
•
Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.
•
Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
•
Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.
•
Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
•
Valuation risk, which is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is
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also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.
Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A and other securities exempt from certain registration requirements could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, upon which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
•
The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
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•
The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•
The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	9.84%	Worst Quarter:	1st Quarter 2020	– 14.51%

Class T Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 8.07%.
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Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (12/29/95)
Class T Shares
Return Before Taxes	11.48%	4.01%	3.44%	6.44%
Return After Taxes on Distributions	8.64%	1.76%	1.01%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.70%	2.12%	1.54%	3.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%
Class A Shares
Return Before Taxes(2)	6.29%	2.87%	2.80%	6.17%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%
Class C Shares
Return Before Taxes(3)	9.68%	3.18%	2.61%	5.62%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%
Class S Shares
Return Before Taxes	11.18%	3.71%	3.14%	6.16%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%
Class I Shares
Return Before Taxes	11.77%	4.18%	3.59%	6.53%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%
Class N Shares
Return Before Taxes	11.73%	4.25%	3.68%	6.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%
Class R Shares
Return Before Taxes	10.92%	3.44%	2.87%	5.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
6 | Janus Investment Fund

(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
Effective August 29, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High-Yield Bond Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Corporate High-Yield Bond Index as a performance benchmark because the Bloomberg U.S. Corporate High-Yield Bond Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
•
The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better.
•
The Bloomberg U.S. Corporate High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Brent Olson is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Tom Ross, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2022. Brad Smith is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since September 2024.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UGMA/UTMA accounts	$500
Class I Shares
Through an intermediary institution
• non-retirement accounts	$2,500 †
• certain tax-advantaged accounts or UGMA/UTMA accounts	$500 †
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase. Effective on or about December 9, 2024, the maximum purchase in Class C Shares is $250,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information. For Class R shareholders, there is no investment minimum for defined contribution plans. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information regarding account minimums.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
7 | Janus Henderson High-Yield Fund

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class R Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
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[JANUS HENDERSON LOGO]
Janus Henderson High-Yield Fund
Ticker:	JNHYX	Class D Shares
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objectives
Janus Henderson High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.59%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement(1)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.76%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.63% for at least a one-year period commencing on October 28, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 78	$ 249	$ 436	$ 975

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield securities rated below investment grade (also known as “junk” bonds). Securities rated below investment grade may include their unrated equivalents or other high-yielding securities portfolio management believes offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities. The Fund may also invest in money market instruments and foreign debt securities. The Fund may also invest in floating rate obligations, such as collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.
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Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In particular, the Fund may invest in swaps, including index credit default swaps, to increase or decrease the Fund’s exposure to a particular market.
Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:
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Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.
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Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
•
Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.
•
Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
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•
Valuation risk, which is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.
Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A and other securities exempt from certain registration requirements could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, upon which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
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Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	9.87%	Worst Quarter:	1st Quarter 2020	– 14.50%

Class D Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 8.16%.
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Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (12/29/95)
Class D Shares
Return Before Taxes	11.59%	4.11%	3.53%	6.49%
Return After Taxes on Distributions	8.70%	1.82%	1.06%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.77%	2.18%	1.59%	3.75%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.53%	1.10%	1.81%	4.21%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)	13.44%	5.37%	4.60%	6.55%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective August 29, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High-Yield Bond Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Corporate High-Yield Bond Index as a performance benchmark because the Bloomberg U.S. Corporate High-Yield Bond Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
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The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better.
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The Bloomberg U.S. Corporate High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Brent Olson is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Tom Ross, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2022. Brad Smith is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since September 2024.

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

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You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
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